Z | Fidelity Advisor Growth Opportunities Fund
Fund Summary Fund/Class: FidelityAdvisor® Growth Opportunities Fund/Z
Investment Objective
The fund seeks to provide capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Z Fidelity Advisor Growth Opportunities Fund Class Z
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Z Fidelity Advisor Growth Opportunities Fund Class Z
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.72%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.10%
Total annual operating expenses		0.82%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Z Fidelity Advisor Growth Opportunities Fund Class Z
1 year	84
3 years	262
5 years	455
10 years	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to February 1, 2007, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.48%	March 31, 2013
Lowest Quarter Return	-34.02%	September 30, 2008
Year-to-Date Return	14.14%	June 30, 2013

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns Z Fidelity Advisor Growth Opportunities Fund		Past 1 year	Past 5 years	Past 10 years
Institutional Class	[1]	19.34%	0.08%	7.14%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		15.26%	3.12%	7.52%
Fidelity Advisor Growth Opportunities Fund Linked Index℠ (reflects no deduction for fees, expenses, or taxes)		15.26%	3.12%	8.39%
[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.